Basis of presentation (Policies)	12 Months Ended
Dec. 31, 2021
Basis of presentation
Functional currency

Functional currency

The Company’s and its United States (“U.S.”) subsidiaries’ functional currency, as determined by management, is the U.S. dollar (“USD”). The Financial Statements are presented in thousands USD unless otherwise stated. The Company's international subsidiaries' functional currencies, as determined by management, are the Sterling Pound (“GBP”), the Euro, and the Swiss Franc (“CHF”). The financial statements of the Company's international subsidiaries are converted from GBP, Euro, and CHF to USD using the period's average rate for profit and loss amounts and the period end rate for balance sheet items. Conversion adjustments are recognized within accumulated other comprehensive income, which is a component of equity.

Changes in presentation

Changes in presentation

Where necessary, corresponding figures have been adjusted to conform to the presentation of the current year amounts.

The International Accounting Standard 1 - Presentation of Financial Statements, requires an entity to present a statement of financial position at the beginning of the earliest comparative period (“opening statement of financial position”) when such entity applies an accounting policy retrospectively or makes a retrospective restatement or when it reclassifies items in its financial statements.

The requirement to present the additional opening statement of financial position, when the Company has made a restatement or reclassification, extends to the information in the related notes. The Company has recorded measurement period adjustments to business acquisitions during the one-year remeasurement period (see Note 4 – Acquisitions and Note 10 – Goodwill and intangible assets) and has updated the changes in the carrying amount of goodwill and identifiable intangible assets as presented in 2020 to align with current year presentation (see Note 10 – Goodwill and intangible assets). The Company adjusted the property, plant and equipment presentation to align with the current year presentation of held for sale amounts (see Note 9 – Property, plant and equipment). The Company adjusted the presentation of inventories to reflect the categorization of packaging and hardware as raw materials instead of consumables finished goods to align with current year presentation (see Note 5 – Inventories). The Company updated the Key Management Compensation as presented in 2020 to align with current year presentation (see Note 20 – Related party transactions). The Company adjusted the presentation of the comparative period financial statements presented in 2020 to align with the current year presentation (see Consolidated Statements of Financial Position, Consolidated Statements of Profits and Losses and Other Comprehensive Loss and Note 23 – Restatement). The Company considered materiality and concluded that it is sufficient to present such information only in those notes that have been impacted by a reclassification, as the Financial Statements and other notes of the Financial Statements have not been impacted by the reclassifications. The omission of the notes to the additional opening statement of financial position is therefore, in the Company’s view, not material.

During the period ended December 31, 2021, subsequent to the measurement period for the acquisition of Select (as defined in Note 4 – Acquisitions), management discovered an error related to purchase accounting and the related business combination disclosures. Additionally, the Company adjusted the presentation the non-controlling interest’s share of foreign currency translation differences within the audited Consolidated Statements of Changes in Equity. Finally, during the period ended December 31, 2021, management discovered an error related to disclosures of the number of share options and restricted stock units (“RSUs”) forfeited, expired, and outstanding as of December 31, 2020 as well as related to certain purchases and sales of products through the Company’s wholesale channel. See further details regarding such restatements at Note 23 - Restatement. The restatements have no impact to the opening balance of the comparative statements of financial position.

Basis of consolidation

Basis of consolidation

Subsidiaries are entities controlled by the Company. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity and is exposed to the variable returns from its activities. The financial statements of subsidiaries are included in the Financial Statements from the date control commences until the date control ceases.

Non-controlling interests (“NCI”) are measured initially at their fair value at the date of acquisition. Changes in the Company’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

When the Company loses control over a subsidiary, it derecognizes the assets and liabilities of the subsidiary, and any related NCI and other components of equity. Any resulting gain or loss is recognized in the statement of profits or losses. Any interest retained in the former subsidiary is measured at fair value when control is lost.

These Financial Statements include the accounts of the Company and its direct subsidiaries, indirect subsidiaries that are not wholly owned, and other entities consolidated on a basis other than of ownership:

		December 31,	December 31,
	Operations	2021	2020
Business name	Location	ownership %	ownership %
CLF AZ, Inc.	AZ	100%	100%
CLF NY, Inc.	NY	100%	100%
Curaleaf CA, Inc.	CA	100%	100%
Curaleaf KY, Inc.	KY	100%	100%
Curaleaf Massachusetts, Inc.	MA	100%	100%
Curaleaf MD, LLC	MD	100%	100%
Curaleaf OGT, Inc.	OH	100%	100%
Curaleaf PA, LLC	PA	100%	100%
Curaleaf, Inc.	MA	100%	100%
Focused Investment Partners, LLC	MA	100%	100%
CLF Maine, Inc.	ME	100%	100%
PalliaTech CT, Inc.	CT	100%	100%
CLF Oregon, LLC (formerly PalliaTech OR, LLC)	OR	100%	100%
PalliaTech Florida, Inc.	FL	100%	100%
PT Nevada, Inc.	NV	100%	100%
CLF Sapphire Holdings, Inc.	OR	100%	100%
Curaleaf NJ II, Inc.	NJ	100%	100%
Focused Employer, Inc.	MA	100%	100%
GR Companies, Inc.	IL	100%	100%
CLF MD Employer, LLC	MD	100%	100%
Curaleaf Columbia, LLC (formerly HMS Sales, LLC)	MD	100%	-
MI Health, LLC	MD	100%	-
Curaleaf Compassionate Care VA, LLC	VA	100%	100%
Curaleaf UT, LLC	UT	100%	100%
Curaleaf Processing, Inc	MA	100%	100%
Virginia's Kitchen, LLC	CO	100%	100%
Cura CO LLC	CO	100%	100%
Curaleaf Stamford, Inc.	CT	100%	100%
Curaleaf International Holdings, Limited	Guernsey, UK	68.5%	-
CLF MD Processing, LLC	MD	-	100%
Windy City Holding Company, LLC	IL	-	-
Grassroots OpCo AR, LLC	IL	-	-
Remedy Compassion Center, Inc	ME	-	-
Primary Organic Therapy, Inc (d/b/a Maine Organic Therapy)	ME	-	-

All intercompany balances and transactions are eliminated on consolidation.

Basis of measurement

Basis of measurement

The Financial Statements have been prepared on a historical cost basis, except for biological assets and assets held for sale, which are measured at fair value less costs to sell; inventory measured at lower of cost or net realizable value (“NRV”); notes receivable amortized through profit or loss; and liabilities for cash-settled share-based payment arrangements and contingent considerations assumed in a business combination, which are recorded at fair value. Historical costs are generally based upon the fair value of the consideration given in exchange for assets and contractual obligation for liabilities.

Cash and cash equivalents	Cash and cash equivalents The Company considers all highly liquid instruments with original maturities at time of purchase of 90 days or less to be cash equivalents.
Inventories

Inventories

Inventories are stated at lower of cost or NRV. NRV is determined as the estimated selling price in the ordinary course of business less estimated costs to sell. Packaging and supplies are initially valued at cost. The Company utilizes the most reliable evidence available to determine if inventories should be written-down below their current carrying values. The direct and indirect costs of inventories initially include the fair value of the biological asset at the time of harvest. They also include subsequent costs such as materials, labor, and depreciation expense on equipment involved in trimming and packaging. All direct and indirect costs related to inventories are capitalized as they are incurred and subsequently recorded within the line item “cost of goods sold” in the consolidated statements of profits and losses at the time the product is sold.

Biological assets

Biological assets

Expenditures incurred on biological assets are measured on initial recognition and at the end of each reporting period at their fair value less costs to sell in accordance with IAS 41 – Agriculture. The unrealized gain or loss arising on initial recognition of such biological assets at fair value less costs to sell and the change in fair value less costs to sell of biological assets are included in the consolidated statements of profits and losses for the period in which it arises. While the Company’s biological assets are within the scope of IAS 41, the direct and indirect costs of production are determined using an approach similar to the recognition criteria within the scope of IAS 2 – Inventories. These production costs incurred during the growing process are capitalized and included in the fair value of biological assets. These direct and indirect costs include but are not limited to material, labor, supplies, depreciation expense on production equipment, utilities, and facilities costs associated with cultivation. Capitalized costs are subsequently recorded within the line item “cost of goods sold” in the consolidated statements of profits and losses in the period that the related product is sold.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation and impairment losses, if any. Depreciation is calculated on a straight-line basis over the estimated useful life of the asset using the following terms and methods:

Estimated useful life
Information technology	3 to 5 years
Furniture and fixtures	3 to 7 years
Building and improvements	15 to 39 years
Leasehold improvements	Remaining useful life or lease term

The assets’ residual values, useful lives and methods of depreciation are reviewed at each financial year-end and adjusted prospectively if appropriate. Construction in progress is measured at cost. Upon completion, construction in progress will be reclassified as building or leasehold improvements depending on the nature of the assets and depreciated over the lesser of the estimated useful life of the asset or term of the lease. Subsequent expenditures are capitalized only if it is probable that the expenditure will provide future economic benefits to the Company.

An item of equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising from derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying value of the asset) is included in the consolidated statements of profits and losses in the year the asset is derecognized. IAS 36 – Impairment of Assets (“IAS 36”) requires that tangible assets be carried at no more than their recoverable amount. To meet this objective, the Company tests all assets that are within this scope for the existence of potential impairment.

Intangible assets subject to amortization

Intangible assets subject to amortization

Intangible assets include intellectual property either owned by the Company or for which the Company has a license and include licenses to cultivate, process and sell cannabis, trade names, customer lists, know-how, and non-compete agreements obtained through business acquisitions. Intangible assets acquired in a business combination are recognized at fair value using generally accepted valuation methods deemed appropriate for the type of intangible asset acquired. Generally, the Company utilizes the discounted cash flow method for valuing licenses and know-how; the relief from royalty method for valuing trade names; the with or without cash flow method for valuing non-compete agreements; and, the replacement cost method for valuing customer lists. For business in which licenses are acquired, but are not considered the primary asset, the Company typically values licenses utilizing the replacement cost method. Intangible assets with finite lives are amortized over their estimated useful lives and reported net of accumulated amortization, separately from goodwill. Amortization is calculated on the straight-line method based on the following estimated useful lives:

Estimated useful life
Licenses	5-30 years
Trade names	1-20 years
Service Agreements	5-10 years
Intellectual property and know-how	5-15 years
Non-compete agreements	1-15 years
Customer list	1-5 years

The estimated useful lives, residual values, and amortization methods are reviewed at each financial year-end, and any changes in estimates are accounted for prospectively. IAS 36 requires that intangible assets be carried at no more than their recoverable amount. To meet this objective, the Company tests all assets that are within this scope for potential impairment.

Subsequent expenditures are capitalized only when expenditures increase the future economic benefits embodied in the specific assets to which the expenditure relates. All other expenditures, including expenditures on internally generated goodwill and brands, are recognized in the consolidated statements of profits and losses as incurred.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price paid for the acquisition of an entity over the fair value of the net tangible and intangible assets acquired. Goodwill is allocated to the cash generating units (“CGU” or “CGUs”) which are expected to benefit from the synergies of the combination. In determining its CGUs, the Company has completed an internal analysis to identify the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Given the nature of the Company’s business, management generally identifies CGUs based on jurisdiction and the Select brand. The Company has determined that the goodwill recognized in connection with all acquisitions to date belong to the cannabis operations segment.

Goodwill is not subject to amortization and is tested annually for impairment, or more frequently if events or changes in circumstances indicate that it might be impaired in accordance with IAS 36. Impairment is determined by assessing if the carrying value of a CGU, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs to sell and the value in use. The Company performs the analysis on a CGU level using a discounted cash flow method. Impairment losses recognized in respect of a CGU are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the CGU. Any goodwill impairment loss is recognized in the consolidated statements of profits and losses in the period in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed.

Debt with warrants and convertible options

Debt with warrants and convertible options

The Company issues debt that may have separate warrants, conversion features, or no equity-linked attributes which are accounted for as compound or hybrid financial instruments based on its features.

Convertible notes and debt with warrants classified as compound financial instruments are accounted for separately by their components: a financial liability and an equity instrument. The liability component is initially recognized at the fair value of a similar liability that does not have an equity conversion option. The equity component is initially recognized at the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Subsequent to initial recognition, the liability component is measured at amortized cost using the effective interest method. The equity component is not remeasured. No gain or loss is recognized at maturity or early conversion of the debt.

For convertible notes and debt with warrants classified as hybrid financial instruments, the Company elects on an instrument by instrument basis to bifurcate embedded derivatives or to fair value the entire instrument.

Leased assets

Leased assets

The Company primarily leases office and production facilities, warehouses, production equipment and vehicles. The Company assesses service arrangements to determine if an asset is explicitly or implicitly specified in the agreement and if the Company has the right to control the use of the identified asset.

The right-of-use asset is initially measured at cost, which is primarily comprised of the initial amount of the lease liability, plus initial direct costs and lease payments at or before the lease commencement date, less any lease incentives received, and is amortized on a straightline basis over the remaining lease term. All right-of-use assets are reviewed periodically for impairment. The lease liability is initially measured at the present value of lease payments, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate. The Company elected to recognize expenses for leases with a term of 12 months or less on a straight-line basis over the lease term and not to recognize these short-term leases on the balance sheet. Leases have varying terms with remaining lease terms of up to approximately 21 years. Certain of the Company’s lease arrangements provide the Company with the option to extend or to terminate the lease early.

Lease payments included in the measurement of the lease liability comprise (a) fixed payments, including in-substance fixed payments; (b) variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date; (c) amounts expected to be payable under a residual value guarantee; and (d) the exercise price under a purchase option that the Company is reasonably certain to exercise, lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Company is reasonably certain not to terminate early. At inception or reassessment of a contract that contains lease and non-lease components, the Company allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices.

Income taxes

Income taxes

Income tax expense comprises current and deferred tax. It is recognized in the consolidated statements of profits and losses except to the extent that it relates to a business combination, or items recognized directly in equity or in other income. Interest and penalties related to income taxes, including uncertain tax treatments, are accounted for under IFRIC 23 – Uncertainty over Income Tax Treatments. Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustments to the tax payable or receivable with respect to previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date. Current tax also includes any tax arising from dividends. Current tax assets and liabilities are offset only if certain criteria are met.

Deferred tax is recognized with respect to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

●	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;
●	temporary differences related to investments in subsidiaries, associates and joint arrangements to the extent that the Company is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and
●	taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for individual subsidiaries in the Company. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profit improves.

Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date. The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities. Deferred tax assets and liabilities are offset only if certain criteria are met.

Revenue recognition

Revenue recognition

The Company generates revenue from the sale of cannabis, cannabis related products, and provision of services.

In accordance with IFRS 15 – Revenue from Contracts with Customers, the Company uses the following five-step approach to determine the timing and amount of revenue to be recognized:

i.	identify the contract with the customer;
ii.	identify the performance obligation(s) in the contract;
iii.	determine the transaction price;
iv.	allocate the transaction price to the performance obligation(s); and
v.	recognize revenue when (or as) performance obligation(s) is/are satisfied.

Revenue from the sale of cannabis is recognized at the point in time when control over the goods has transferred to the customer. The Company transfers control and satisfies its performance obligation upon delivery and acceptance by the customer. Revenue from management services fees is recognized over the term of the arrangement as services are provided. Revenue is presented net of discounts and sales and other related taxes.

Share-based payment arrangements

Share-based payment arrangements

The Company measures all share-based payment arrangements to employees and directors at the fair value on the date of the grant. The Company uses the Black-Scholes valuation model to determine the grant-date fair value of options and warrants. The inputs into the Black-Scholes valuation model, including the expected term of the instrument, expected volatility, risk-free interest rate, and dividend rate are determined by reference to the underlying terms of the instrument, and the Company’s experience with similar instruments. In instances where stock options have performance or market conditions, the Company utilizes the Monte Carlo valuation model to simulate the various outcomes that affect the value of the option. The grant-date fair value of equity-settled share-based payment arrangements is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service conditions at the vesting date.

Earnings per share, basic and diluted

Earnings per share, basic and diluted

The Company presents basic and diluted earnings per share. Basic earnings per share is calculated by dividing the profit or loss attributable to shareholders by the weighted average number of shares outstanding during the period. Diluted earnings per share is determined by adjusting the profit or loss attributable to shareholders and the weighted average number of shares outstanding, for the effects of all dilutive potential shares, which comprise warrants, convertible debt and options issued. Items with an anti-dilutive impact are excluded from the calculation. The number of shares included with respect to options, warrants, and similar instruments is computed using the treasury stock method.

Related party transactions

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Financial instruments

Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument to another entity. Financial assets and financial liabilities are recognized in the consolidated statements of financial position at the time the Company becomes a party to the contractual provisions of the financial instrument.

Initial measurement of financial assets and financial liabilities

Financial assets and liabilities are recognized at fair value upon initial recognition plus any directly attributable transaction costs when not subsequently measured at fair value through profit or loss. Transaction costs are expensed in the period incurred through the consolidated statements of profits and losses (“FVTPL”).

Subsequent measurement

Measurement in subsequent periods is dependent on the classification of the financial instrument. On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in Other Comprehensive Income (“OCI”). This election is made on an investment-by-investment basis. All financial assets not classified as measured at amortized cost or fair value through other comprehensive income (loss) (“FVTOCI”) as described below are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVTOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Financial assets are not reclassified subsequent to their initial recognition unless the Company changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

Put/Call Right

Put/Call Right

A put/call right represents a financial liability that is recorded at the present value of the redemption amount, with subsequent changes in fair value recognized in equity within the redeemable NCI line item. The right represents a level 3 financial instrument that is valued at each reporting period utilizing a Monte Carlo simulation valuation model.

Classification

Classification

The Company classifies its financial instruments in the following categories: at FVTPL, at FVTOCI or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives), or the Company has opted to measure them at FVTPL.

Measurement

Measurement

Financial assets at FVTOCI

Elected investments in equity instruments at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently they are measured at fair value, with gains and losses recognized in other comprehensive income (loss).

Financial assets and liabilities at amortized cost

Financial assets and liabilities, including accounts receivable and notes receivables, at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of profits and losses. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the consolidated statements of profits and losses in the period in which they arise. Where management has opted to recognize a financial liability at FVTPL, any changes associated with the Company’s own credit risk will be recognized in other comprehensive income (loss).

Impairment of financial assets at amortized cost

Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the twelve month expected credit losses. The Company recognizes in the consolidated statements of profits and losses, as an impairment loss or gain, the amount of expected credit losses or reversal that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

Derecognition

Derecognition

Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statements of profits and losses.

Financial liabilities

The Company derecognizes financial liabilities only when its obligations under the financial liabilities are discharged, cancelled, or expired. Generally, the difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognized in the consolidated statements of profits and losses.

Significant accounting judgments, estimates and assumptions

Significant accounting judgments, estimates and assumptions

The preparation of the Company’s Financial Statements in accordance with IFRS requires management to make judgments, estimates, and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Significant judgments, estimates, and assumptions that have the most significant effect on the amounts recognized in the consolidated Financial Statements are described below.

Biological assets

Biological assets are dependent upon estimates of future economic benefits as a result of past events to determine the fair value through an exercise of significant judgment by the Company. In estimating the fair value of biological assets, the Company uses observable market data to the extent it is available. The Company uses the average selling price per gram in the market in which the biological assets are produced to determine fair value. The Company reevaluates market prices on a quarterly basis in order to ensure biological assets are measured at the most relevant fair value.

Business combinations

In a business combination, all identifiable assets, liabilities and contingent liabilities acquired are recorded at their fair values. The Company accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Company. In determining whether a particular set of activities and assets is a business, the Company assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process, and whether the acquired set has the ability to produce outputs.

One of the most significant estimates relates to the determination of the fair value of assets and liabilities of the acquiree. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognized in the consolidated statements of profits or losses at the date of acquisition. Transaction costs are expensed as incurred, except if related to the issuance of debt or equity securities. The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in the consolidated statements of profits or losses. Contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IFRS 9 – Financial Instruments with the corresponding gain or loss being recognized in the consolidated statements of profits or losses. For any intangible asset identified, depending on the type of intangible asset and the complexity of determining its fair value, an independent valuation expert or management may develop the fair value, using appropriate valuation techniques, which are generally based on a forecast of the total expected future net cash flows. The evaluations are linked closely to the assumptions made by management regarding the future performance of the assets concerned and any changes in the discount rate applied. Certain fair values may be estimated at the acquisition date pending confirmation or completion of the valuation process. Where provisional values are used in accounting for a business combination, they may be adjusted retrospectively in subsequent periods, not to exceed one year from the acquisition date.

The Company utilizes the guidance prescribed by Amendments to IFRS 3 – Business Combinations (the “IFRS 3 Amendment”). The IFRS 3 Amendment changes the definition of a business and allows entities to use a concentration test to determine if transactions should be accounted for as a business combination or an asset acquisition. Under the optional concentration test, where substantially all of the fair value of gross assets acquired is concentrated in a single asset (or a group of similar assets), the assets acquired would not represent a business and the transaction would be accounted for as an asset acquisition. Management performs a concentration test where appropriate and if the concentration of assets is 85% or above, the transaction is generally accounted for as an asset acquisition.

Share-based payment arrangements

The Company uses the Black-Scholes valuation model to determine the fair value of options granted to employees and directors under share-based payment arrangements, where appropriate. In instances where stock options have performance or market conditions, the Company utilizes the Monte Carlo valuation model to simulate the various outcomes that affect the value of the option. In estimating fair value, management is required to make certain assumptions and estimates such as the expected life of units, volatility of the Company’s future share price, risk free rates, future dividend yields, and estimated forfeitures at the initial grant date. Changes in assumptions used to estimate fair value could result in materially different results.

Goodwill impairment

Goodwill is allocated to the CGU or CGUs which are expected to benefit from the synergies of the combination. In determining its CGUs, the Company has completed an internal analysis to identify the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Given the nature of the Company’s business, management generally identifies CGUs based on jurisdiction and the Select brand.

Goodwill is not subject to amortization and is tested annually for impairment, or more frequently if events or changes in circumstances indicate that it might be impaired in accordance with IAS 36. Impairment is determined by assessing if the carrying value of a CGU, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs to sell and the value in use. The Company performs the analysis on a CGU level using a discounted cash flow method. Impairment losses recognized in respect of a CGU are first allocated to the carrying value of goodwill and any excess of impairment amount is allocated to the carrying amount of assets in the CGU. Any goodwill impairment loss is recognized in the consolidated statements of profits or losses in the period in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed.

Assets held for sale

The Company classifies assets held for sale in accordance with IFRS 5 – Non-Current Assets Held for Sale and Discontinued Operations (“IFRS 5”). When the Company makes the decision to sell an asset or to stop some part of its business, the Company assesses if such assets should be classified as an asset held for sale. To classify as an asset held for sale, the asset or disposal group must meet all of the following conditions: i) the asset is available for immediate sale in its present condition, ii) management is committed to a plan to sell, iii) an active program to locate a buyer and complete the plan has been initiated, iv) the asset is being actively marketed for sale at a sales price that is reasonable in relation to its fair value, v) the sale is highly probable within one year from the date of classification, and vi) actions required to complete the plan indicate that it is unlikely that the plan will be significantly changed or withdrawn. An asset held for sale is measured at the lower of its carrying amount or fair value less cost to sell (“FVLCTS”) unless the asset held for sale meets the exceptions as denoted by IFRS 5. FVLCTS is the amount obtainable from the sale of the asset in an arm’s length transaction, less the costs of disposal. Once classified as held for sale, any depreciation and amortization cease to be recorded (see Note 7 – Assets and liabilities held for sale).

NCI and NCI Redemption Liability

NCI represents equity interests in the Company’s subsidiaries that are owned by parties that are not shareholders of Curaleaf Holdings, Inc. The share of net assets attributable to NCI is presented as a component of equity. The NCI’s share of net income or loss is recognized directly in equity. Changes in the Company’s ownership interest that do not result in a loss of control are accounted for as equity transactions. Certain NCIs are subject to put/call rights which are recorded as a financial liability at the present value of the redemption amount, with subsequent changes in fair value recognized in equity within the redeemable NCI line item.

COVID-19 estimation uncertainty

The Company is closely continuing the impact of the COVID-19 pandemic on all aspects of its business. The duration of the business disruptions and related impact cannot reasonably be estimated at this time. In addition, it is possible that estimates in the Financial Statements will change in the near term as a result of COVID-19, and the effect of any such changes could be material, which could result in, among other things, impairment of long-lived assets, intangibles assets, and goodwill. Most specifically, the sudden emergence of the Omicron variant in November 2021 resulted in significant travel and other restrictions being reimposed in several jurisdictions and in reduced retail traffic globally. Future developments on COVID-19 are highly uncertain and out of the Company’s control. Prolonged disruptions due to the pandemic, including the emergence of new COVID-19 variants or mutations, delays in the global vaccination rollout and potential declines in vaccine efficacy, may negatively impact our operations and result in temporary closures of our retail stores, lower retail store traffic, and staff shortages.

New, amended and future IFRS pronouncements

New, amended and future IFRS pronouncements

The Company has implemented all applicable IFRS standards recently issued by the IASB. Pronouncements that are not applicable or where it has been determined do not have a significant impact to the Company have been excluded herein.

The following is a brief summary of the new standards issued but not yet effective as of the reporting date:

Amendments to IAS 1: Classification of Liabilities as Current or Non-Current

In January 2020, the IASB issued Classification of Liabilities as Current or Non-Current (“Amendments to IAS 1”). The Amendments to IAS 1 aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current. The Amendments to IAS 1 include clarifying the classification requirements for debt a company might settle by converting it into equity. The Amendments to IAS 1 are effective for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted.

Amendments to IAS 37: Onerous Contracts – Cost of Fulfilling a Contract

In May 2020, the IASB issued Onerous Contracts – Cost of Fulfilling a Contract amending the standard regarding costs a company should include as the cost of fulfilling a contract when assessing whether a contract is onerous. The amendment is effective for annual reporting periods beginning on or after January 1, 2022.

Annual Improvements to IFRS Standards 2018-2020

In May 2020, the IASB issued Annual Improvements to IFRS Standards 2018-2020. The pronouncement contains amendments to International Financial Reporting Standards as result of the IASB's annual improvements project. The Annual Improvements to IFRS Standards 2018-2020 include amendments to IFRS 1, IFRS 9, and IAS 41, which are all effective for annual periods beginning on or after January 1, 2022, with earlier application permitted. The only update applicable to the Company is the amendment to IFRS 9. The Company early adopted this guidance during the year ended December 31, 2021.

Amendments to IAS 12: Deferred Tax related to Assets and Liabilities arising from a Single Transaction

In May 2021, the IASB published Deferred Tax related to Assets and Liabilities arising from a Single Transaction (“Amendments to IAS 12”). The Amendments to IAS 12 clarify how companies account for deferred tax on transactions such as leases and de-commissioning obligations. The main change in this amendment is that the initial recognition exemption in IAS 12.15(b) and IAS 12.24 is clarified to not be applicable to transactions in which both deductible and taxable temporary differences arise on initial recognition that result in the recognition of equal deferred tax assets and liabilities. The Amendments to IAS 12 are effective for annual reporting periods beginning on or after January 1, 2023, with earlier application permitted.